Nature of Business and Summary of Significant Accounting Policies - Deferred financing costs and Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Nature of Business and Summary of Significant Accounting Policies
Amortization of debt issuance costs	$ 1,241	$ 810	$ 2,945	$ 1,682	$ 4,795	$ 3,090
Amount of provision for income taxes					$ 0